4333 Edgewood Road NE
Cedar Rapids, IA 52499
September 2, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account A
ML of New York Retirement Plus Separate Account A Registration Nos. 33-43654;
ML of New York Retirement Power - 333-34894;
ML of New York Retirement Optimizer – 333-69220;
ML of New York Investor Choice – Investor Series – 333-119611
Commissioners:
ML Life Insurance Company of New York (“the Company”), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2008, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Semi-Annual Report Filings:
BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Fundamental Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290
BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Government Income V.I. Fund, SEC File No.: 811-03290
BlackRock High Income V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock Total Return V.I. Fund, SEC File No.: 811-03290
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290
BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

AIM Variable Insurance Funds
AIM V.I. Basic Value Fund, SEC File No.: 811-07452
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452
AIM V.I. International Growth Fund, SEC File No.: 811-07452
AIM V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Global Technology Portfolio, SEC File No.: 811-05398
AllianceBernstein VPS Growth and Income Portoflio, SEC File No.: 811-05398
AllianceBernstein VPS International Value Portfolio, SEC File No.: 811-05398
AllianceBernstein VPS Large Cap Growth Portfolio, SEC File No.: 811-05398
AllianceBernstein VPS Small/Mid Cap Value Portfolio, SEC File No.: 811-05398
AllianceBernstein VPS Value Portfolio, SEC File No.: 811-05398
American Century Variable Portfolios, Inc.
VP International Fund, SEC File No.: 811-05188
VP Ultra Fund, SEC File No.: 811-05188
American Funds Insurance Series
The Asset Allocation Fund, SEC File No.: 811-03857
The Bond Fund, SEC File No.: 811-03857
The Growth Fund, SEC File No.: 811-03857
The Growth-Income Fund, SEC File No.: 811-03857
The International Fund, SEC File No.: 811-03857
Davis Variable Account Fund, Inc.
Davis Value Portfolio, SEC File No.: 811-09293
Dreyfus Variable Investment Fund
Appreciation Portfolio, SEC File No.: 811-05125
Eaton Vance Variable Trust Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067 Eaton Vance VT Large-Cap Value Fund, SEC File No.: 811-10067
Federated Insurance Series
Federated Capital Appreciation Fund II, SEC File No.: 811-08042
Federated Kaufmann Fund II, SEC File No.: 811-08042
Franklin Templeton Variable Insurance Products Trust
Templeton VIP Foreign Securities Fund, SEC File No.: 811-05583
Templeton VIP Growth Securities Fund, SEC File No.: 811-05583
Janus Aspen Series
Janus Aspen Forty Portfolio, SEC File No.: 811-07736
Janus Aspen Mid Cap Growth Portfolio, SEC File No.: 811-07736

MFS Variable Insurance Trust
MFS Growth Series, SEC File No.: 811-08326
Oppenheimer Variable Accounts Funds
Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Small Cap Fund/VA, SEC File No.: 811-04108
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786
Pioneer Fund VCT Portfolio, SEC File No.: 811-08786
Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786
Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786
Pioneer Small Cap Value VCT Portfolio, SEC File No.: 811-08786
Premier VIT
NFJ Dividend Value, SEC File No.: 811-08512
PIMCO Variable Insurance Trust
CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399
Low Duration Portfolio, SEC File No.: 811-08399
Real Return Portfolio, SEC File No.: 811-08399
Total Return Portfolio, SEC File No.: 811-08399
Seligman Portfolios, Inc.
Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221
Transamerica Series Trust
Transamerica Convertible Securities VP, SEC File No.: 811-04419
Transamerica Equity VP, SEC File No.: 811-04419
Transamerica Growth Opportunities VP, SEC File No.: 811-04419
Transamerica Small/Mid Cap Value VP, SEC File No.: 811-04419
Van Kampen Life Investment Trust
Capital Growth Portfolio, SEC File No.: 811-04424
Comstock Portfolio, SEC File No.: 811-04424
Wanger Advisors Trust
Wanger International, SEC File No.: 811-08748
Wanger USA, SEC File No.: 811-08748
MLIG Variable Insurance Trust
Roszel/Allianz CCM Capital Appreciation Portfolio, SEC File No.: 811-21038
Roszel/Allianz NFJ Small Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/JPMorgan Small Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Affiliated Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Bond Debenture Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Mid Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Marsico Large Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Seligman Mid Cap Growth Portfolio, SEC File No.: 811-21038
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8121.
Very truly yours,
/s/ Darin Smith
Darin Smith
General Counsel

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